WARRANTS (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants Discount		$ 36,113
Debt Instrument, Convertible, Beneficial Conversion Feature		52,118
Convertible Notes Payable [Member]
Debt Instrument, Face Amount		460,000
Interest rate		12.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date.
Warrants Issued During Period Number Of Warrants		842,500
Warrants Issued During Period Exercise Price Of Warrants		$ 0.50
Warrants Discount	36,113
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 52,118